UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22156

Millennium India Acquisition Company Inc.

(Exact name of registrant as specified in charter)

330 East 38th Street, Suite 40H, New York, NY

 10016

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

12/31

Date of reporting period: 09/30/10

Item 1.  Schedule of Investments.

Millennium India Acquisition Company Inc.
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited)

Security			Shares	Fair Value
PRIVATE PLACEMENT - 99.55%
SMC Global Securities Ltd. (a)*
(Cost $46,684,823)			1,586,738	$ 29,255,478

SHORT-TERM INVESTMENTS - 2.28%
Goldman Sachs Prime Obligation Fund, 0.01%+
(Cost $669,771)			669,771	669,771

TOTAL INVESTMENTS (Cost $47,354,594) (b) - 101.83%				29,925,249
Liabilities less other assets - (1.83)%				(537,662)
NET ASSETS - 100.00%				$ 29,387,587

*Non-income producing security.
+Variable rate security. Rate shown is as of September 30, 2010.
(a) Security restricted as to resale.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value and net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ -
		Unrealized depreciation:		(17,429,345)
		Net unrealized depreciation:		$ (17,429,345)

Millennium India Acquisition Company Inc.
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited) (Continued)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Private Placement	$ -	$ -	$ 29,255,478	$ 29,255,478
Short Term Investments	$ -	$ 669,771	$ -	$ 669,771
Total	$ -	$ 669,771	$ 29,255,478	$ 29,925,249

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
		Private Placement	Total
Beginning balance as of 12/31/09		$ 33,653,299	$ 33,653,299
Total realized gain (Loss)		-	-
Change in unrealized appreciation (depreciation)		(4,397,821)	(4,397,821)
Cost of purchases		-	-
Proceeds from sales		-	-
Accrued interest		-	-
Net transfers in/out of level 3		-	-
Ending balance as of 9/30/10		$ 29,255,478	$ 29,255,478

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2010 includes:

		$ (17,429,345)	$ (17,429,345)

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Millennium India Acquisition Company Inc.

By (Signature and Title)

       /s/ F. Jacob Cherian

       F. Jacob Cherian, Principal Executive Officer

Date       10/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

       /s/ F. Jacob Cherian

       F. Jacob Cherian, Principal Executive Officer

Date       10/26/10

By (Signature and Title)

       /s/ Suhel Kanuga

       Suhel Kanuga, Principal Financial Officer

Date      10/26/10